Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
The Compensation Committee typically makes grants of equity awards, including stock options, at its regularly scheduled meeting in March or April and/or other times throughout the year when appropriate under the circumstances. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company did not issue any options to its NEOs in 2025 during any period beginning four business days before the filing of Form
10-K
or Form
10-Q,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (other than a Form
8-K
disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false